Note 14 - Income Tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 14 - Income Tax (Details) [Line Items]
Income Tax Expense (Benefit), Continuing Operations, Discontinued Operations, Extraordinary Items	$ 0	$ 0	$ 1,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	150,000	515,000	(55,000)
Deferred Tax Assets, Tax Credit Carryforwards, Research	5,349,000
Deferred Tax Assets, Tax Credit Carryforwards, Other	$ 6,590,000
Cayman Islands [Member]
Note 14 - Income Tax (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Foreign, Percent	0.00%	0.00%	0.00%